BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Information regarding the Company's operations by segment
The following table presents certain information regarding the Company’s continuing operations by segment:

	Revenues, net of interest expense(1)			Provision (benefits) for income taxes			Income (loss) from continuing operations(2)			Identifiable assets
In millions of dollars, except identifiable assets in billions	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014
Global Consumer Banking	$32,495	$34,296	$34,395	$3,430	$3,404	$3,391	$6,376	$6,702	$6,493	$381	$393
Institutional Clients Group	33,991	33,312	33,580	4,426	4,129	4,197	9,529	9,645	9,473	1,217	1,261
Corporate/Other	908	303	322	(1,338)	(344)	(215)	496	(5,373)	(514)	52	50
Total Citicorp	$67,394	$67,911	$68,297	$6,518	$7,189	$7,373	$16,401	$10,974	$15,452	$1,650	$1,704
Citi Holdings	8,960	9,308	8,427	922	8	(1,187)	985	(3,470)	(1,836)	81	138
Total	$76,354	$77,219	$76,724	$7,440	$7,197	$6,186	$17,386	$7,504	$13,616	$1,731	$1,842

(1)
Includes Citicorp (excluding Corporate/Other) total revenues, net of interest expense, in North America of $32.7 billion, $32.9 billion and $31.5 billion; in EMEA of $10.0 billion, $9.5 billion and $10.2 billion; in Latin America of $9.8 billion, and $10.8 billion and $11.3 billion; and in Asia of $14.0 billion, $14.4 billion and $15.0 billion in 2015, 2014 and 2013, respectively.

(2)
Includes pretax provisions for credit losses and for benefits and claims in the GCB results of $5.5 billion, $5.5 billion and $6.1 billion; in the ICG results of $962 million, $47 million and $86 million; and in Citi Holdings results of $1.5 billion, $1.9 billion and $2.3 billion in 2015, 2014 and 2013, respectively.